Summary of Impaired Loans (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	$ 2,616	$ 3,392
Carrying value of impaired loans	2,411	3,157
Related allowance for credit losses	629	834
Average gross impaired loans	2,793	3,431
Residential Mortgages [Member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	681	885
Carrying value of impaired loans	630	825
Related allowance for credit losses	51	67
Average gross impaired loans	717	781
Consumer Instalment And Other Personal [Member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	799	1,068
Carrying value of impaired loans	746	988
Related allowance for credit losses	139	186
Average gross impaired loans	850	1,067
Credit Card [Member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	224	305
Carrying value of impaired loans	225	305
Related allowance for credit losses	138	204
Average gross impaired loans	258	446
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	912	1,134
Carrying value of impaired loans	810	1,039
Related allowance for credit losses	301	377
Average gross impaired loans	$ 968	$ 1,137